TRANSAMERICA IDEX MUTUAL FUNDS

Supplement dated December 7, 2005 to the Prospectus dated March 1, 2005, as supplemented November 15, 2005

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TA IDEX Asset Allocation – Growth Portfolio; TA IDEX Asset Allocation – Moderate Growth Portfolio; TA IDEX Asset Allocation – Moderate Portfolio; TA IDEX Asset Allocation – Conservative Portfolio

The following information supplements, amends and replaces the information in the Prospectus regarding the above named Funds:

The information showing the total return of the Dow Jones Wilshire 5000 Total Market Index (“Wilshire 5000 Index”) in the table entitled “Average Annual Total Returns as of 12/31/04” of each of the TA IDEX Asset Allocation – Growth Portfolio, TA IDEX Asset Allocation – Moderate Growth Portfolio, TA IDEX Asset Allocation – Moderate Portfolio, and TA IDEX Asset Allocation – Conservative Portfolio, on pages 6, 10, 14 and 18 of the Prospectus, respectively, is deleted and replaced with the following information:

1 Year: 12.62%	Life of Fund: 7.04%

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TA IDEX Janus Growth

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Janus Growth:

On page 32, in the section entitled “Advisory Fee” the paragraph after the table is deleted and replaced with the following:

For the fiscal year ended October 31, 2004, the fund paid an advisory fee of 0.88% of the fund’s average daily net assets, after reimbursement and/or fee waivers, if applicable. Note: The advisory fees for this fund were recently reduced.

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TA IDEX Transamerica Equity

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Equity:

On page 40, in the table entitled “Annual Fund Operating Expenses” the information showing the expense reduction for Class A shares is deleted and replaced with the following information: (0.24)%

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TA IDEX Transamerica Growth Opportunities

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Growth Opportunities:

On page 44, in the table entitled “Average Annual Total Returns as of 12/31/04” the information showing the total return of the Russell 2500 Growth Index for the Life of the Fund is deleted and replaced with the following information: (6.78)%

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Investors Should Retain This Supplement For Future Use